Costs of services and general and administrative costs - Additional Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Information About Operating Cost [line items]
Credits relating to the release of excess provisions and other balances	£ 19.3	£ 46.3	£ 26.9
Amortisation and impairment of acquired intangible assets	97.8	89.1	121.5
Charge for the year	47.9	21.6
Investment and other impairment (reversals)/charges	42.4	(296.2)	(7.5)
Losses/(gains) on disposal of investments and subsidiaries	10.6
Gains on disposal of investments and subsidiaries			40.4
Restructuring and transformation costs	145.5	80.7	153.5
Restructuring and transformation costs, IT Transformation Program	(94.2)
Restructuring and transformation costs in relation to the continuing restructuring plan	51.3
Restructuring costs in relation to Covid-19	29.9	232.5	0.0
Impairment charges within restructuring costs	39.2	196.7
Impairment loss, right of use assets	19.3	117.0
Impairment charges included within restructuring costs	9.8	79.7
Impairment loss recognised other intangibles	10.1	0.0
Goodwill impairment	1.8	2,822.9	47.7
Brand Names No Longer In Use
Disclosure Of Information About Operating Cost [line items]
Charge for the year	47.9	21.6	26.5
Brand names
Disclosure Of Information About Operating Cost [line items]
Charge for the year	43.8
Imagina
Disclosure Of Information About Operating Cost [line items]
Investment and other impairment (reversals)/charges		(255.6)
ERP System
Disclosure Of Information About Operating Cost [line items]
Restructuring and transformation costs	(62.2)	(14.0)
Covid-19 Pandemic
Disclosure Of Information About Operating Cost [line items]
Restructuring costs in relation to Covid-19	29.9	232.5	0.0
Proceeds from government grant	5.3	77.1	0.0
Impairment charges within restructuring costs	17.6	147.6
Transformation Costs
Disclosure Of Information About Operating Cost [line items]
Impairment charges within restructuring costs	21.6	49.1
XMKT
Disclosure Of Information About Operating Cost [line items]
Losses/(gains) on disposal of investments and subsidiaries	£ 4.9
Chime
Disclosure Of Information About Operating Cost [line items]
Gains on disposal of investments and subsidiaries			£ 28.6
Other business
Disclosure Of Information About Operating Cost [line items]
Goodwill impairment		£ 2,822.9